SEGMENTS (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 361	$ 662	$ 1,526	$ 1,411
Amounts not allocated to segments [Abstract]
Depreciation and amortization			615	658
General and administrative expenses	311	325	615	632
Legal Settlements And Loss Contingencies	166	384	141	611
Impairments Restructuring And Others	712	285	831	584
Financial expenses - net	(105)	(41)	(403)	(233)
Income before income taxes	256	621	1,123	1,178
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,882	1,916	3,702	3,742
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,869	1,860	3,638	3,636
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	614	729	1,198	1,528
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,255	1,131	2,440	2,108
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	13	56	64	106
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	193	214	382	434
General and administrative expenses	311	325	615	632
Legal Settlements And Loss Contingencies	166	384	141	611
Impairments Restructuring And Others	712	285	831	584
Otehr Unallocated Amounts	$ 139	$ 46	$ 207	$ 70